Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventories
Inventories	¥ 3,383,455		¥ 2,709,834
Inventory valuation allowance	(93,651)		(29,406)
Inventories, net	3,289,804	$ 504,185	2,680,428
Domestic Bank | Asset pledged as collateral
Inventories
Inventories, net	¥ 260,677		¥ 260,677